UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 900 Third Ave, 11th Flr.
         New York, NY  10022

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     May 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $121,214 (thousands)

INFORMATION FOR WHICH TOKUM CAPITAL MANAGEMENT, LP HAS REQUESTED
CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE
COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     1967   256500 SH  CALL SOLE                        0        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     1073    18100 SH       SOLE                    18100        0        0
BIO RAD LABS INC               CL A             090572207     6622    74443 SH       SOLE                    74443        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     5465   424600 SH       SOLE                   424600        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      972   904000 SH  CALL SOLE                        0        0        0
CELGENE CORP                   COM              151020104     3095    50539 SH       SOLE                    50539        0        0
CHARLES RIV LABS INTL INC      COM              159864107     9878   167590 SH       SOLE                   167590        0        0
COVANCE INC                    COM              222816100     8828   106404 SH       SOLE                   106404        0        0
ELAN PLC                       ADR              284131208      100    36500 SH  PUT  SOLE                    36500        0        0
GILEAD SCIENCES INC            COM              375558103     2922    56700 SH       SOLE                    56700        0        0
HEALTHSOUTH CORP               COM NEW          421924309     8883   499304 SH       SOLE                   499304        0        0
HEALTHSOUTH CORP               COM NEW          421924309       16   110000 SH  CALL SOLE                        0        0        0
HEALTHSPRING INC               COM              42224N101     8503   603877 SH       SOLE                   603877        0        0
HUMANA INC                     COM              444859102     7110   158500 SH       SOLE                   158500        0        0
IMCLONE SYS INC                COM              45245W109     2632    62000 SH       SOLE                    62000        0        0
IMMUCOR INC                    COM              452526106     1387    65000 SH       SOLE                    65000        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106    10276   341398 SH       SOLE                   341398        0        0
JOHNSON & JOHNSON              COM              478160104     4197    64700 SH       SOLE                    64700        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208       94   101000 SH  PUT  SOLE                   101000        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     1409    35500 SH       SOLE                    35500        0        0
MILLENNIUM PHARMACEUTICALS I   COM              599902103     1615   104500 SH       SOLE                   104500        0        0
NOVAMED INC DEL                COM              66986W108      867   228900 SH       SOLE                   228900        0        0
NOVO-NORDISK A S               ADR              670100205     3226    46600 SH       SOLE                    46600        0        0
OPTIMER PHARMACEUTICALS INC    COM              68401H104      530    85600 SH       SOLE                    85600        0        0
PHC INC MASS                   CL A             693315103      748   264509 SH       SOLE                   264509        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108    12463   367426 SH       SOLE                   367426        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     1030   249900 SH       SOLE                   249900        0        0
TERCICA INC                    COM              88078L105      664   115938 SH       SOLE                   115938        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2366   193800 SH  CALL SOLE                        0        0        0
VCA ANTECH INC                 COM              918194101     7196   263079 SH       SOLE                   263079        0        0
WATERS CORP                    COM              941848103     5080    91200 SH       SOLE                    91200        0        0